Cover	Jan. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2024
Entity File Number	333-257331
Entity Registrant Name	COJAX OIL AND GAS CORP
Entity Central Index Key	0001763925
Entity Tax Identification Number	46-1892622
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	3033 Wilson Boulevard
Entity Address, Address Line Two	Suite E-605
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22201
City Area Code	(703)
Local Phone Number	216-8606
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false